Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,390,641	$ 1,334,302
Accounts receivable, net of $123,109 and $118,653, respectively	506,337	301,726
Inventories, net	1,499,270	2,205,726
Prepaid expenses and other current assets	254,303	417,057
Total current assets	3,650,551	4,258,811
Furniture and equipment	74,098	72,008
Less accumulated depreciation	(58,099)	(50,492)
Furniture and equipment, net	15,999	21,516
Other assets - long-term, net of accumulated amortization of $290,951	872,864
Total assets	4,539,414	4,280,327
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	1,644,899	1,516,250
Severance payable - short-term		45,995
Deferred revenue - short-term	377,445	444,066
Other liabilities - short-term, net of discount	288,525
Total current liabilities	2,310,869	2,006,311
Deferred revenue - long-term	274,374	405,746
Other liabilities - long-term, net of discount	665,713
Total long-term liabilities	940,087	405,746
SHAREHOLDERS' EQUITY:
Preferred stock 20,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 28,343,007 and 28,027,012 shares issued and outstanding as of December 31, 2016 and 2015, respectively	18,132	17,816
Additional paid-in-capital	11,546,804	11,130,588
Accumulated deficit	(10,276,478)	(9,280,134)
Total shareholders' equity	1,288,458	1,868,270
Total liabilities and shareholders' equity	$ 4,539,414	$ 4,280,327